SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Dec. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	102,000	249,000
Granted (in shares) | shares	20,000
Granted for dividends declared (in shares) | shares	2,000	2,000
Settled through the issuance of common shares (in shares) | shares		(149,000)
Forfeited (in shares) | shares	(18,000)
Number, outstanding, end of fiscal year (in shares) | shares	106,000	102,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 30.46	$ 20.70
Granted (in dollars per share) | $	30.10
Granted for dividends declared (in dollars per share) | $	29.94	29.04
Settled through the issuance of common shares (in dollars per share) | $		14.12
Forfeited (in dollars per shares) | $	27.93
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 30.82	$ 30.46